Loss per common share - Schedule of Loss Per Common Share, Basic and Diluted (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loss available to stockholders (in dollars)	$ (3,338,552)	$ (1,509,891)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Weighted average shares outstanding - Basic and diluted (in shares)	13,212,894	13,166,080	13,135,071	12,052,914	11,470,658
Basic and diluted loss per share (in dollars per share)	$ (0.25)	$ (0.11)	$ (0.12)	$ (0.13)	$ (0.03)
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,134,000	1,095,250	1,096,500	1,095,250	620,000
Convertible Debenture
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	75,806	75,806	75,806	159,140	159,140